Capital Stock (Details Narrative) - USD ($)																	3 Months Ended		12 Months Ended
	Feb. 26, 2021	Feb. 08, 2021	Feb. 02, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 17, 2020	Dec. 16, 2020	Oct. 08, 2020	Sep. 08, 2020	Aug. 28, 2020	Aug. 26, 2020	Jun. 04, 2020	Jun. 02, 2020	May 20, 2020	May 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 02, 2020	Nov. 26, 2019
Preferred stock, shares authorized					5,000,000												5,000,000		5,000,000	5,000,000
Preferred stock, par value					$ 0.0001												$ 0.0001		$ 0.0001	$ 0.0001
Debt instrument, description																	An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty		An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Preferred stock, shares issued					1												1		1	0
Preferred stock, shares outstanding					1												1		1	0
Common stock, shares authorized					195,000,000												195,000,000		195,000,000	195,000,000
Common stock, par value					$ 0.0001												$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued					55,066,855												72,563,766		55,066,855	27,208,356
Common stock, shares outstanding					55,066,855												72,563,766		55,066,855	27,208,356
Number of shares issued during period, shares								500,000	125,000
Number of shares issued during period, values								$ 40,000	$ 33,750								$ 100,000	$ 46,500	$ 46,500	$ 10,000
Number of shares issued for services, value																	$ 1,712,740	$ 640,000	1,300,813	$ 2,303,390
Employee and Non-Employee [member]
Number of common stock issued for services																	11,800,000
Number of shares issued for services, value																	$ 4,223,390
Investors [Member]
Number of shares issued during period, shares					297,900	683,791	412,580			330,869			50,000				2,730,548
Debt instrument, face amount					$ 25,968	$ 86,217	$ 35,000			$ 25,000			$ 6,600				$ 502,050		$ 25,968		$ 20,000
Restricted Stock [Member]
Number of restricted shares issued during period, shares		2,057,613
Restricted Stock [Member] | Investors [Member]
Debt instrument, face amount																						$ 25,000
Unrelated Party [member]
Number of shares issued during period, shares				708,750							895,722	242,407
Number of shares issued during period, values				$ 50,000
Loss on loan settlement				$ 58,059
Non-Related Third-Party Investor [member]
Number of shares issued during period, shares			200,000
Number of shares issued during period, values			$ 100,000
Securities Purchase Agreement [Member]
Acquisition percentage																51.00%
Preferred Stock A [Member]
Preferred stock, shares authorized					3														3
Preferred stock issuance, description																			The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share. The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company's common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices ("VWAP") of the Company's common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company's outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.
Conversion of common stock
Debt instrument, description															On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company's outstanding common stock and therefore controlled the Company prior to such issuance.
Ownership percentage															68.00%
Preferred stock, shares issued																	1
Preferred stock, shares outstanding																	1
Number of shares issued during period, shares
Number of shares issued during period, values
Number of common stock issued for services
Number of shares issued for services, value
Preferred Stock B [Member]
Preferred stock, shares authorized					2,000,000														2,000,000
Preferred shares, undesignated					2,999,997														2,999,997
Conversion of common stock
Preferred stock, shares issued																	1
Preferred stock, shares outstanding																	1
Number of shares issued during period, shares
Number of shares issued during period, values
Number of common stock issued for services
Number of shares issued for services, value
Preferred Stock B [Member] | Securities Purchase Agreement [Member]
Shares acquired																500,000
Shares acquired, value																$ 605,488
Conversion of common stock																500,000
Series B Convertible Preferred Stock [Member]
Conversion of common stock														2,083,333
Number of shares converted		500,000												500,000
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Shares acquired	500,000															500,000
Shares acquired, value	$ 601,852															$ 500,000
Shares acquired, price																$ 1.00
Series B Convertible Preferred Stock One [Member] | Securities Purchase Agreement [Member]
Shares acquired																1,500,000
Shares acquired, value																$ 1,500,000